Share-Based Compensation (Summary of Stock Option Plans) (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Number of shares subject to option, Outstanding, beginning of year | shares	10,997,892	9,191,480
Number of shares subject to option, Granted | shares	1,518,490	2,293,802
Number of shares subject to option, Exercised | shares	(4,336,682)	(123,403)
Number of shares subject to option, Forfeited or cancelled | shares	(375,005)	(34,506)
Number of shares subject to option, Expired | shares	(1,059,975)	(329,481)
Number of shares subject to option, Outstanding, end of year	6,744,720	10,997,892
Weighted average exercise price, Balance - beginning of year	$ 53.59	$ 56.88
Weighted average exercise price, Granted	56.62	42.23
Weighted average exercise price, Exercised	45.24	42.24
Weighted average exercise price, Forfeited or cancelled	50.34	57.45
Weighted average exercise price, Expired	85.66	75.92
Weighted average exercise price, Outstanding, end of year	$ 54.87	$ 53.59